SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - Employee Stock Option [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of options
Outstanding at January 1, 2017	317,273
Granted	116,665
Exercised
Expired and forfeited	(161,891)
Outstanding at December 31, 2017	272,047	317,273
Exercisable at December 31, 2017	109,167
Weighted-average exercise price
Outstanding at January 1, 2017	$ 4.35
Granted	2.16
Exercised
Expired and forfeited	3.97
Outstanding at December 31, 2017	3.58	$ 4.35
Exercisable at December 31, 2017	$ 1.66
Weighted- average remaining contractual term (in years)
Granted	4 years 9 months
Outstanding at December 31, 2017	5 years 4 months 28 days
Exercisable at December 31, 2017	1 month 9 days
Aggregate intrinsic value
Outstanding at December 31, 2017
Exercisable at December 31, 2017